Portfolio of Investments
Touchstone Balanced Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 63.8%
	Information Technology — 18.8%
17,617	Apple, Inc.	$ 2,434,670
4,367	International Business Machines Corp.	518,843
12,059	Microsoft Corp.	2,808,541
11,246	Oracle Corp.	686,793
4,370	PayPal Holdings, Inc.*	376,126
5,146	salesforce, Inc.*	740,201
8,036	SS&C Technologies Holdings, Inc.	383,719
5,122	Texas Instruments, Inc.	792,783
4,468	Visa, Inc. - Class A	793,740
2,796	Workday, Inc. - Class A*	425,607
		9,961,023
	Health Care — 10.5%
5,185	AmerisourceBergen Corp.	701,686
8,055	BioMarin Pharmaceutical, Inc.*	682,823
12,381	Bristol-Myers Squibb Co.	880,165
3,562	HCA Healthcare, Inc.	654,660
7,614	Johnson & Johnson	1,243,823
2,825	UnitedHealth Group, Inc.	1,426,738
		5,589,895
	Communication Services — 7.8%
20,000	Alphabet, Inc. - Class C*	1,923,000
9,870	AT&T, Inc.	151,406
15,413	Comcast Corp. - Class A	452,063
3,694	Fox Corp. - Class A	113,332
6,435	Meta Platforms, Inc. - Class A*	873,101
1,377	Netflix, Inc.*	324,201
3,151	Walt Disney Co. (The)*	297,234
2,387	Warner Bros Discovery, Inc.*	27,450
		4,161,787
	Financials — 7.4%
28,524	Bank of America Corp.	861,425
5,607	Berkshire Hathaway, Inc. - Class B*	1,497,181
3,522	Goldman Sachs Group, Inc. (The)	1,032,122
499	Markel Corp.*	541,026
		3,931,754
	Consumer Discretionary — 6.4%
3,072	Airbnb, Inc. - Class A*	322,683
2,793	Alibaba Group Holding Ltd. (China) ADR*	223,412
14,620	Amazon.com, Inc.*	1,652,060
6,551	Hilton Worldwide Holdings, Inc.	790,181
4,787	Starbucks Corp.	403,353
		3,391,689
	Industrials — 5.7%
2,807	Boeing Co. (The)*	339,872
910	Deere & Co.	303,840
1,118	FedEx Corp.	165,990
4,447	Hubbell, Inc.	991,681
10,676	Raytheon Technologies Corp.	873,937
12,061	Southwest Airlines Co.*	371,961
		3,047,281
	Consumer Staples — 2.7%
8,385	Monster Beverage Corp.*	729,160
8,556	Philip Morris International, Inc.	710,233
		1,439,393
	Energy — 2.5%
10,485	Exxon Mobil Corp.	915,445
11,589	Schlumberger NV	416,045
		1,331,490
Shares		Market Value

	Real Estate — 1.1%
3,863	Jones Lang LaSalle, Inc.*	$ 583,583
	Materials — 0.9%
9,297	DuPont de Nemours, Inc.	468,569
	Total Common Stocks	$33,906,464
Principal Amount
	Corporate Bonds — 17.0%
	Financials — 5.6%
$ 150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	126,591
68,000	Allstate Corp. (The), 1.450%, 12/15/30	51,337
25,000	Allstate Corp. (The), 5.750%, 8/15/53	23,017
74,000	American Express Co., 2.250%, 3/4/25	69,361
60,000	American Financial Group, Inc., 5.250%, 4/2/30	57,512
112,000	Ares Capital Corp., 3.250%, 7/15/25	102,318
81,000	Bank of America Corp., 2.687%, 4/22/32	63,094
82,000	Bank of America Corp., 3.705%, 4/24/28	74,648
119,000	Bank of America Corp., MTN, 4.000%, 1/22/25	115,194
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	81,551
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	58,182
142,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	124,266
62,000	Charles Schwab Corp. (The), 5.000%(A)	55,722
128,000	Citigroup, Inc., 0.981%, 5/1/25	118,625
77,000	Citigroup, Inc., 3.200%, 10/21/26	70,566
45,000	Citigroup, Inc., 4.750%, 5/18/46	35,866
149,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 3.475%, 2/15/27(B)	140,433
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	94,685
105,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	95,597
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	49,822
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	101,687
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	101,338
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	88,500
66,000	JPMorgan Chase & Co., 5.717%, 9/14/33	62,370
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	175,485
112,000	Mastercard, Inc., 2.000%, 11/18/31	88,578
109,000	Morgan Stanley, 3.950%, 4/23/27	101,337
66,000	Morgan Stanley, 5.297%, 4/20/37	59,190
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	85,147
121,000	PNC Capital Trust, (3M LIBOR +0.570%), 3.652%, 6/1/28(B)	112,536
92,000	Prudential Financial, Inc., 5.125%, 3/1/52	79,758
120,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	107,863
185,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 3.580%, 5/15/27(B)	171,588
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	21,146
		2,964,910
	Consumer Discretionary — 1.9%
135,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	118,524
58,000	Brunswick Corp., 4.400%, 9/15/32	46,885
21,000	Expedia Group, Inc., 2.950%, 3/15/31	16,284
60,000	Ford Motor Co., 3.250%, 2/12/32	43,080
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	79,158
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	52,940
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	61,448
94,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	87,606
33,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	22,119
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	105,499

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.0% (Continued)
	Consumer Discretionary — (Continued)
$ 142,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	$ 109,545
110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	89,011
95,000	Walmart, Inc., 2.850%, 7/8/24	92,315
58,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	47,706
58,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	42,082
		1,014,202
	Industrials — 1.7%
100,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	80,295
53,000	Boeing Co. (The), 5.805%, 5/1/50	46,164
81,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	81,880
54,000	Carrier Global Corp., 3.577%, 4/5/50	37,399
118,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	102,123
94,000	FedEx Corp., 5.100%, 1/15/44	79,443
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	83,531
88,000	Mohawk Industries, Inc., 3.625%, 5/15/30	73,194
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	72,103
96,000	Parker-Hannifin Corp., 4.250%, 9/15/27	91,479
71,000	Roper Technologies, Inc., 2.950%, 9/15/29	59,749
117,000	Xylem, Inc., 1.950%, 1/30/28	98,799
		906,159
	Utilities — 1.2%
83,000	CMS Energy Corp., 4.750%, 6/1/50	70,135
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	59,685
72,000	Edison International, 4.125%, 3/15/28	64,267
82,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	74,168
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	64,995
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	76,690
89,000	PacifiCorp., 5.750%, 4/1/37	84,569
199,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 5.018%, 5/15/67(B)	165,170
		659,679
	Information Technology — 1.2%
67,000	Apple, Inc., 4.650%, 2/23/46	62,175
116,000	Broadcom, Inc., 4.150%, 11/15/30	100,363
112,000	Microchip Technology, Inc., 0.983%, 9/1/24	103,122
54,000	Micron Technology, Inc., 2.703%, 4/15/32	39,220
49,000	Microsoft Corp., 3.500%, 2/12/35	44,001
90,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	88,909
46,000	Oracle Corp., 2.650%, 7/15/26	41,467
32,000	Oracle Corp., 3.600%, 4/1/40	21,722
24,000	Oracle Corp., 4.300%, 7/8/34	19,551
65,000	Visa, Inc., 4.150%, 12/14/35	59,179
71,000	VMware, Inc., 1.400%, 8/15/26	60,745
		640,454
	Health Care — 1.2%
84,000	AbbVie, Inc., 4.450%, 5/14/46	68,276
67,000	Becton Dickinson and Co., 4.685%, 12/15/44	57,228
86,000	CommonSpirit Health, 4.187%, 10/1/49	64,334
73,000	CVS Health Corp., 5.125%, 7/20/45	63,916
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	78,859
88,000	HCA Inc., 5.375%, 9/1/26	85,287
45,000	Johnson & Johnson, 2.900%, 1/15/28	41,457
93,000	Mylan, Inc., 4.550%, 4/15/28	82,188
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	84,146
		625,691
	Real Estate — 1.1%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	90,544
84,000	Equinix, Inc. REIT, 2.900%, 11/18/26	75,396
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	115,888
Principal Amount		MarketValue

	Real Estate — (Continued)
$ 88,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	$ 74,332
55,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	53,787
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	69,453
37,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	35,244
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	60,210
		574,854
	Energy — 1.1%
78,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	71,606
65,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	62,698
74,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	64,794
60,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	54,231
115,000	Energy Transfer LP, 4.150%, 9/15/29	100,361
66,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	63,774
67,000	MPLX LP, 4.950%, 3/14/52	52,439
81,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	81,827
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	19,182
		570,912
	Communication Services — 0.9%
54,000	AT&T, Inc., 4.500%, 5/15/35	46,679
79,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	69,435
74,000	Comcast Corp., 4.000%, 3/1/48	56,582
122,000	Netflix, Inc., 6.375%, 5/15/29	121,087
51,000	Paramount Global, 4.950%, 5/19/50	36,248
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	104,627
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	58,263
		492,921
	Consumer Staples — 0.8%
127,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	109,568
121,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	104,865
64,000	Kroger Co. (The), 5.000%, 4/15/42	56,484
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	79,174
55,000	PepsiCo, Inc., 1.625%, 5/1/30	44,066
65,000	Starbucks Corp., 3.350%, 3/12/50	44,322
		438,479
	Materials — 0.3%
90,000	Celanese US Holdings LLC, 6.165%, 7/15/27	84,911
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	67,332
		152,243
	Total Corporate Bonds	$9,040,504
	U.S. Treasury Obligations — 5.9%
300,000	U.S. Treasury Bond, 1.750%, 8/15/41	205,219
332,000	U.S. Treasury Bond, 2.250%, 2/15/52	241,167
250,000	U.S. Treasury Bond, 2.875%, 5/15/52	209,687
360,000	U.S. Treasury Bond, 3.250%, 5/15/42	319,556
1,420,000	U.S. Treasury Note, 0.125%, 4/30/23	1,388,161
845,000	U.S. Treasury Note, 2.750%, 8/15/32	772,251
	Total U.S. Treasury Obligations	$3,136,041
	U.S. Government Mortgage-Backed Obligations — 4.0%
109,849	FHLMC, Pool #G05624, 4.500%, 9/1/39	107,801
79,087	FHLMC, Pool #Q29260, 4.000%, 10/1/44	75,250
314,698	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	300,736
314,027	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	300,094
313,543	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	299,632
305,000	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	297,808
315,000	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	307,903

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 4.0% (Continued)
$ 47,390	FNMA, Pool #725423, 5.500%, 5/1/34	$ 48,831
43,070	FNMA, Pool #725610, 5.500%, 7/1/34	44,413
8,845	FNMA, Pool #890310, 4.500%, 12/1/40	8,668
31,684	FNMA, Pool #AD9193, 5.000%, 9/1/40	31,972
305,000	FNMA, Pool #FS2906, 5.000%, 9/1/52	298,185
	Total U.S. Government Mortgage-Backed Obligations	$2,121,293
	Commercial Mortgage-Backed Securities — 3.8%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	49,448
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	116,479
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(B)(C)	227,446
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	62,409
55,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	43,722
165,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	134,896
45,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(B)(C)	37,528
140,000	BBCMS Mortgage Trust, Ser 2022-C16, Class A5, 4.600%, 6/15/55(B)(C)	133,553
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	150,577
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	213,780
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	76,399
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	65,434
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	214,534
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	156,543
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	70,518
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	149,752
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	124,988
	Total Commercial Mortgage-Backed Securities	$2,028,006
Shares
Exchange-Traded Fund — 2.2%
14,788	iShares JP Morgan USD Emerging Markets Bond ETF	1,174,167
Principal Amount
Sovereign Government Obligations — 0.2%
$ 146,000	Peruvian Government International Bond, 2.780%, 12/1/60	79,219
Shares
	Preferred Stocks — 0.1%
	Financials — 0.1%
337	Bank of America Corp., Ser NN, 4.375%(A)	6,160
301	US Bancorp, Ser L, 3.750%(A)	4,837
658	Wells Fargo & Co., Ser AA, 4.700%(A)	12,193
984	Wells Fargo & Co., Ser DD, 4.250%(A)	16,915
	Total Preferred Stocks	$40,105
Shares		MarketValue
	Short-Term Investment Fund — 5.3%
2,826,843	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	$ 2,826,843
	Total Investment Securities—102.3% (Cost $57,479,107)	$54,352,642
	Liabilities in Excess of Other Assets — (2.3%)	(1,209,582)
	Net Assets — 100.0%	$53,143,060
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $887,835 or 1.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,906,464	$—	$—	$33,906,464
Corporate Bonds	—	9,040,504	—	9,040,504
U.S. Treasury Obligations	—	3,136,041	—	3,136,041
U.S. Government Mortgage-Backed Obligations	—	2,121,293	—	2,121,293
Commercial Mortgage-Backed Securities	—	2,028,006	—	2,028,006
Exchange-Traded Fund	1,174,167	—	—	1,174,167
Sovereign Government Obligations	—	79,219	—	79,219
Preferred Stocks	40,105	—	—	40,105
Short-Term Investment Fund	2,826,843	—	—	2,826,843
Total	$37,947,579	$16,405,063	$—	$54,352,642
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – September 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 37.6%
	Financials — 12.7%
$ 400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 337,576
198,000	Allstate Corp. (The), 1.450%, 12/15/30	149,480
95,000	Allstate Corp. (The), 5.750%, 8/15/53	87,465
280,000	American Express Co., 2.250%, 3/4/25	262,448
572,579	American Financial Group, Inc., 5.250%, 4/2/30	548,837
283,000	Ares Capital Corp., 3.250%, 7/15/25	258,537
200,000	Bank of America Corp., 2.687%, 4/22/32	155,787
250,000	Bank of America Corp., 3.705%, 4/24/28	227,586
401,000	Bank of America Corp., MTN, 4.000%, 1/22/25	388,175
335,000	Bank of Montreal (Canada), 3.803%, 12/15/32	290,632
416,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	301,600
377,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	272,431
176,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	146,286
134,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	123,872
464,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	406,053
230,000	Charles Schwab Corp. (The), 5.000%(A)	206,713
323,000	Citigroup, Inc., 0.981%, 5/1/25	299,342
225,000	Citigroup, Inc., 3.200%, 10/21/26	206,199
141,000	Citigroup, Inc., 4.750%, 5/18/46	112,381
314,000	Citizens Bank NA, 4.575%, 8/9/28	298,967
318,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	272,320
393,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 3.475%, 2/15/27(B)	370,403
250,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	234,689
352,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	273,189
510,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	464,328
182,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	164,866
205,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	192,199
349,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	281,658
256,000	JPMorgan Chase & Co., 2.956%, 5/13/31	202,676
336,000	JPMorgan Chase & Co., 3.509%, 1/23/29	297,358
246,000	JPMorgan Chase & Co., 5.717%, 9/14/33	232,468
343,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	300,957
374,000	Mastercard, Inc., 2.000%, 11/18/31	295,789
311,000	Morgan Stanley, 3.950%, 4/23/27	289,135
252,000	Morgan Stanley, 5.297%, 4/20/37	225,996
395,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	297,638
326,000	PNC Capital Trust, (3M LIBOR +0.570%), 3.652%, 6/1/28(B)	303,197
345,000	Prudential Financial, Inc., 5.125%, 3/1/52	299,094
304,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	273,252
518,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 3.580%, 5/15/27(B)	480,445
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	201,850
		11,033,874
	Consumer Discretionary — 4.3%
464,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	407,372
218,000	Brunswick Corp., 4.400%, 9/15/32	176,224
73,000	Expedia Group, Inc., 2.950%, 3/15/31	56,607
202,000	Ford Motor Co., 3.250%, 2/12/32	145,036
505,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	380,711
169,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	159,764
227,000	Home Depot, Inc. (The), 5.950%, 4/1/41	236,419
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	294,504
227,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	223,777
374,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	320,548
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 120,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	$ 80,431
308,000	Lowe's Cos., Inc., 4.500%, 4/15/30	287,555
490,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	378,007
358,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	289,691
218,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	179,311
218,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	158,170
		3,774,127
	Industrials — 3.4%
272,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	218,401
153,000	Boeing Co. (The), 5.805%, 5/1/50	133,267
272,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	274,955
200,000	Carrier Global Corp., 3.577%, 4/5/50	138,516
384,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	332,333
340,000	FedEx Corp., 5.100%, 1/15/44	287,347
298,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	251,436
272,000	Mohawk Industries, Inc., 3.625%, 5/15/30	226,234
243,000	Norfolk Southern Corp., 4.837%, 10/1/41	216,309
334,000	Parker-Hannifin Corp., 4.250%, 9/15/27	318,271
197,000	Roper Technologies, Inc., 2.950%, 9/15/29	165,784
423,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	355,516
		2,918,369
	Information Technology — 2.7%
344,000	Apple, Inc., 2.750%, 1/13/25	330,707
234,000	Apple, Inc., 4.650%, 2/23/46	217,148
432,000	Broadcom, Inc., 4.150%, 11/15/30	373,765
370,000	Microchip Technology, Inc., 0.983%, 9/1/24	340,672
202,000	Micron Technology, Inc., 2.703%, 4/15/32	146,710
148,000	Microsoft Corp., 3.500%, 2/12/35	132,901
328,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	324,024
174,000	Oracle Corp., 2.650%, 7/15/26	156,854
120,000	Oracle Corp., 3.600%, 4/1/40	81,457
94,000	Oracle Corp., 4.300%, 7/8/34	76,573
220,000	Visa, Inc., 4.150%, 12/14/35	200,300
		2,381,111
	Energy — 2.6%
333,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	305,702
227,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	218,961
207,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	181,248
200,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	180,772
395,000	Energy Transfer LP, 4.150%, 9/15/29	344,718
193,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	145,233
248,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	239,634
251,000	MPLX LP, 4.950%, 3/14/52	196,452
295,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	298,012
206,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	131,634
		2,242,366
	Utilities — 2.4%
315,000	CMS Energy Corp., 4.750%, 6/1/50	266,175
93,000	Duke Energy Progress LLC, 4.150%, 12/1/44	75,010
207,000	Edison International, 4.125%, 3/15/28	184,770
224,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	184,007
278,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	251,447
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	77,336
338,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	211,233
372,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	226,417

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 37.6% (Continued)
	Utilities — (Continued)
$ 127,000	PacifiCorp., 5.750%, 4/1/37	$ 120,677
562,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 5.018%, 5/15/67(B)	466,460
		2,063,532
	Real Estate — 2.4%
361,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	326,864
236,000	Equinix, Inc. REIT, 2.900%, 11/18/26	211,825
338,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	321,067
256,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	216,238
186,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	181,899
250,000	Realty Income Corp. REIT, 4.600%, 2/6/24	249,260
290,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	272,182
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	91,445
188,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	179,673
		2,050,453
	Health Care — 2.2%
283,000	AbbVie, Inc., 4.450%, 5/14/46	230,024
232,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	166,142
194,000	Becton Dickinson and Co., 4.685%, 12/15/44	165,706
263,000	CommonSpirit Health, 4.187%, 10/1/49	196,742
240,000	CVS Health Corp., 5.125%, 7/20/45	210,135
293,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	222,170
322,000	HCA Inc., 5.375%, 9/1/26	312,072
234,000	Mylan, Inc., 4.550%, 4/15/28	206,796
312,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	245,360
		1,955,147
	Communication Services — 2.2%
238,000	AT&T, Inc., 4.500%, 5/15/35	205,733
355,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	289,491
293,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	257,525
243,000	Comcast Corp., 4.000%, 3/1/48	185,804
434,000	Netflix, Inc., 6.375%, 5/15/29	430,751
100,000	Paramount Global, 4.950%, 5/19/50	71,074
335,000	T-Mobile USA, Inc., 3.875%, 4/15/30	297,036
339,000	Verizon Communications, Inc., 2.987%, 10/30/56	201,543
		1,938,957
	Consumer Staples — 1.8%
380,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	327,840
439,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	380,461
306,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	267,531
213,000	Kroger Co. (The), 5.000%, 4/15/42	187,987
336,000	Mars, Inc., 144a, 3.875%, 4/1/39	277,109
164,000	Starbucks Corp., 3.350%, 3/12/50	111,829
		1,552,757
	Materials — 0.9%
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	72,660
176,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	124,696
328,000	Celanese US Holdings LLC, 6.165%, 7/15/27	309,454
301,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	244,181
		750,991
	Total Corporate Bonds	$32,661,684
Principal Amount		Market Value
	U.S. Treasury Obligations — 26.6%
$1,695,000	U.S. Treasury Bond, 1.750%, 8/15/41	$ 1,159,486
1,236,000	U.S. Treasury Bond, 2.250%, 2/15/52	897,838
1,995,000	U.S. Treasury Bond, 2.375%, 2/15/42	1,528,980
1,650,000	U.S. Treasury Bond, 3.250%, 5/15/42	1,464,633
3,685,000	U.S. Treasury Note, 0.750%, 5/31/26	3,255,323
3,670,000	U.S. Treasury Note, 1.625%, 1/31/27	3,291,388
4,545,000	U.S. Treasury Note, 1.875%, 2/15/32	3,850,467
8,400,000	U.S. Treasury Note, 2.750%, 8/15/32	7,676,813
	Total U.S. Treasury Obligations	$23,124,928
	Commercial Mortgage-Backed Securities — 9.2%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	629,429
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	234,876
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	303,722
275,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	218,608
810,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	662,218
210,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(B)(C)	175,133
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 4.768%, 2/15/29(B)	484,897
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	209,588
333,876	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	330,256
390,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	372,447
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(B)(C)	337,660
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	374,399
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(B)(C)	213,185
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	318,992
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 4.268%, 10/15/36(B)	199,502
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	741,275
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 4.088%, 11/15/35(B)	335,603
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	333,784
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	306,515
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	598,681
700,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	603,391
	Total Commercial Mortgage-Backed Securities	$7,984,161
	U.S. Government Mortgage-Backed Obligations — 7.4%
42,635	FHLMC, Pool #A95946, 4.000%, 1/1/41	40,696
30,612	FHLMC, Pool #A96485, 4.500%, 1/1/41	29,953
10,449	FHLMC, Pool #G03217, 5.500%, 9/1/37	10,521
5,261	FHLMC, Pool #G03781, 6.000%, 1/1/38	5,557
205,967	FHLMC, Pool #G05624, 4.500%, 9/1/39	202,127
268,716	FHLMC, Pool #Q29056, 4.000%, 10/1/44	255,678
129,615	FHLMC, Pool #Q29260, 4.000%, 10/1/44	123,326
573,915	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	466,618
629,349	FHLMC REMIC, Pool #SD0881, 2.500%, 2/1/52	531,126
2,845	FNMA, Pool #561741, 7.500%, 1/1/31	2,941

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.4% (Continued)
$ 178,336	FNMA, Pool #725423, 5.500%, 5/1/34	$ 183,759
159,517	FNMA, Pool #725610, 5.500%, 7/1/34	164,491
3,788	FNMA, Pool #889734, 5.500%, 6/1/37	3,916
24,664	FNMA, Pool #AB1149, 5.000%, 6/1/40	24,890
24,299	FNMA, Pool #AB1800, 4.000%, 11/1/40	23,168
40,370	FNMA, Pool #AD3795, 4.500%, 4/1/40	39,456
50,826	FNMA, Pool #AD9150, 5.000%, 8/1/40	51,291
105,614	FNMA, Pool #AD9193, 5.000%, 9/1/40	106,574
68,314	FNMA, Pool #AE0548, 4.500%, 11/1/40	66,944
61,267	FNMA, Pool #AE4429, 4.000%, 10/1/40	58,426
2,287	FNMA, Pool #AH2666, 4.000%, 1/1/26	2,221
4,500	FNMA, Pool #AH3493, 4.000%, 2/1/26	4,368
91,507	FNMA, Pool #AL0054, 4.500%, 2/1/41	89,671
250,705	FNMA, Pool #AR9195, 3.000%, 3/1/43	224,885
206,408	FNMA, Pool #AT2016, 3.000%, 4/1/43	184,901
161,914	FNMA, Pool #BC1158, 3.500%, 2/1/46	148,472
612,127	FNMA, Pool #BV4148, 3.000%, 3/1/52	535,774
331,687	FNMA, Pool #FM4996, 2.000%, 12/1/50	270,832
308,939	FNMA, Pool #FM5166, 3.000%, 12/1/50	271,303
257,232	FNMA, Pool #FM5279, 3.500%, 11/1/50	233,806
218,815	FNMA, Pool #FM5468, 2.500%, 1/1/36	199,005
298,328	FNMA, Pool #FM5682, 2.500%, 1/1/51	252,887
94,569	FNMA, Pool #MA1175, 3.000%, 9/1/42	84,887
61,003	FNMA, Pool #MA2177, 4.000%, 2/1/35	58,216
364,645	FNMA, Pool #MA4166, 3.000%, 10/1/40	322,723
662,231	FNMA, Pool #MA4571, 2.500%, 3/1/42	567,727
76,095	GNMA, Pool #4853, 4.000%, 11/20/40	72,671
57,032	GNMA, Pool #4883, 4.500%, 12/20/40	56,349
229,507	GNMA, Pool #5175, 4.500%, 9/20/41	226,762
17,634	GNMA, Pool #736696, 4.500%, 5/15/40	17,340
143,136	GNMA, Pool #AD1745, 3.000%, 2/20/43	127,350
85,075	GNMA, Pool #MA1157, 3.500%, 7/20/43	78,866
	Total U.S. Government Mortgage-Backed Obligations	$6,422,474
	Asset-Backed Securities — 4.7%
230,126	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	204,452
699,625	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	648,697
347,375	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	274,306
291,973	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	267,307
297,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	258,054
265,990	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	241,779
152,500	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	142,782
299,250	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	271,383
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 4.438%, 10/19/34(B)	352,463
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(B)(C)	240,859
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 3.712%, 10/15/34(B)	333,421
412,800	Planet Fitness Master Issuer LLC, Ser 2018-1A, Class A2II, 144a, 4.666%, 9/5/48	389,371
Principal Amount		Market Value
	Asset-Backed Securities — 4.7% (Continued)
$ 298,500	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	$ 260,349
260,700	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	228,367
	Total Asset-Backed Securities	$4,113,590
	Non-Agency Collateralized Mortgage Obligations — 4.4%
61,467	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.564%, 7/25/43(B)(C)	59,694
302,555	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.522%, 6/25/45(B)(C)	286,224
299,160	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.651%, 10/25/45(B)(C)	271,847
172,478	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.406%, 5/25/43(B)(C)	165,804
223,014	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.914%, 1/25/45(B)(C)	205,282
138,535	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.781%, 12/25/44(B)(C)	127,652
370,511	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(B)(C)	351,700
220	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(B)(C)	212
41,234	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.476%, 3/25/43(B)(C)	40,365
415,819	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.577%, 2/25/48(B)(C)	350,834
286,753	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(B)(C)	228,338
484,560	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.450%, 1/25/47(B)(C)	405,964
429,812	JP Morgan Mortgage Trust, Ser 2022-2, Class A25A, 144a, 2.500%, 8/25/52(B)(C)	337,956
76,629	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	37,868
57,670	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.532%, 8/25/43(B)(C)	54,439
82,405	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.497%, 5/25/43(B)(C)	76,682
447,144	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.770%, 8/25/48(B)(C)	427,586
405,225	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.770%, 8/25/48(B)(C)	387,499
22,779	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	20,063
	Total Non-Agency Collateralized Mortgage Obligations	$3,836,009
Shares
Exchange-Traded Fund — 4.1%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	3,607,221
Principal Amount
	Agency Collateralized Mortgage Obligations — 2.1%
$ 230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	167,278
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	542,567
12,641	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	11,826
234,897	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	219,480
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	365,694
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	509,408
	Total Agency Collateralized Mortgage Obligations	$1,816,253

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Sovereign Government Obligations — 1.3%
$ 210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	$ 126,003
202,000	Chile Government International Bond, 3.100%, 5/7/41	137,282
306,000	Chile Government International Bond, 3.100%, 1/22/61	178,775
206,000	Colombia Government International Bond, 3.250%, 4/22/32	139,222
226,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	106,405
210,000	Egypt Government International Bond, 144a, 7.625%, 5/29/32	126,355
210,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	79,800
205,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	113,775
200,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	142,632
	Total Sovereign Government Obligations	$1,150,249
Shares
	Preferred Stocks — 0.2%
	Financials — 0.2%
1,256	Bank of America Corp., Ser NN, 4.375%(A)	22,960
1,120	US Bancorp, Ser L, 3.750%(A)	17,998
2,450	Wells Fargo & Co., Ser AA, 4.700%(A)	45,399
3,663	Wells Fargo & Co., Ser DD, 4.250%(A)	62,967
	Total Preferred Stocks	$149,324
	Short-Term Investment Fund — 2.0%
1,718,183	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	1,718,183
	Total Investment Securities—99.6% (Cost $99,324,173)	$86,584,076
	Other Assets in Excess of Liabilities — 0.4%	391,145
	Net Assets — 100.0%	$86,975,221
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $16,631,417 or 19.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$32,661,684	$—	$32,661,684
U.S. Treasury Obligations	—	23,124,928	—	23,124,928
Commercial Mortgage-Backed Securities	—	7,984,161	—	7,984,161
U.S. Government Mortgage-Backed Obligations	—	6,422,474	—	6,422,474
Asset-Backed Securities	—	4,113,590	—	4,113,590
Non-Agency Collateralized Mortgage Obligations	—	3,836,009	—	3,836,009
Exchange-Traded Fund	3,607,221	—	—	3,607,221
Agency Collateralized Mortgage Obligations	—	1,816,253	—	1,816,253
Sovereign Government Obligations	—	1,150,249	—	1,150,249
Preferred Stocks	149,324	—	—	149,324
Short-Term Investment Fund	1,718,183	—	—	1,718,183
Other Financial Instruments
Futures
Interest rate contracts	54,912	—	—	54,912
Total Assets	$5,529,640	$81,109,348	$—	$86,638,988
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(54,022)	$—	$—	$(54,022)
Total Liabilities	$(54,022)	$—	$—	$(54,022)
Total	$5,475,618	$81,109,348	$—	$86,584,966

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At September 30, 2022, $84,675 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/20/2022	9	$1,287,912	$54,912
Long Futures:
2-Year U.S. Treasury Note	12/30/2022	56	11,555,897	(54,022)
				$890
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 100.1%
	Information Technology — 29.2%
93,149	Apple, Inc.	$ 12,873,192
22,843	International Business Machines Corp.	2,713,977
64,348	Microsoft Corp.	14,986,649
58,641	Oracle Corp.	3,581,206
23,434	PayPal Holdings, Inc.*	2,016,964
27,302	salesforce, Inc.*	3,927,120
41,743	SS&C Technologies Holdings, Inc.	1,993,228
25,987	Texas Instruments, Inc.	4,022,268
22,768	Visa, Inc. - Class A	4,044,735
14,663	Workday, Inc. - Class A*	2,232,002
		52,391,341
	Health Care — 16.8%
28,055	AmerisourceBergen Corp.	3,796,683
41,078	BioMarin Pharmaceutical, Inc.*	3,482,182
66,160	Bristol-Myers Squibb Co.	4,703,314
19,074	HCA Healthcare, Inc.	3,505,611
41,371	Johnson & Johnson	6,758,367
15,756	UnitedHealth Group, Inc.	7,957,410
		30,203,567
	Communication Services — 12.6%
102,380	Alphabet, Inc. - Class C*	9,843,837
88,597	AT&T, Inc.	1,359,078
85,993	Comcast Corp. - Class A	2,522,175
24,139	Fox Corp. - Class A	740,585
35,693	Meta Platforms, Inc. - Class A*	4,842,826
7,521	Netflix, Inc.*	1,770,744
13,272	Walt Disney Co. (The)*	1,251,948
21,433	Warner Bros Discovery, Inc.*	246,479
		22,577,672
	Financials — 12.0%
150,470	Bank of America Corp.	4,544,194
32,185	Berkshire Hathaway, Inc. - Class B*	8,594,038
18,676	Goldman Sachs Group, Inc. (The)	5,473,002
2,590	Markel Corp.*	2,808,130
		21,419,364
	Consumer Discretionary — 9.4%
16,346	Airbnb, Inc. - Class A*	1,716,984
15,202	Alibaba Group Holding Ltd. (China) ADR*	1,216,008
79,560	Amazon.com, Inc.*	8,990,280
23,358	Hilton Worldwide Holdings, Inc.	2,817,442
25,379	Starbucks Corp.	2,138,434
		16,879,148
	Industrials — 9.0%
14,362	Boeing Co. (The)*	1,738,951
4,648	Deere & Co.	1,551,921
7,486	FedEx Corp.	1,111,446
Shares		Market Value

	Industrials — (Continued)
24,564	Hubbell, Inc.	$ 5,477,772
51,457	Raytheon Technologies Corp.	4,212,270
63,607	Southwest Airlines Co.*	1,961,640
		16,054,000
	Consumer Staples — 4.2%
41,995	Monster Beverage Corp.*	3,651,885
46,964	Philip Morris International, Inc.	3,898,482
		7,550,367
	Energy — 3.8%
50,133	Exxon Mobil Corp.	4,377,112
67,838	Schlumberger NV	2,435,384
		6,812,496
	Real Estate — 1.7%
20,646	Jones Lang LaSalle, Inc.*	3,118,991
	Materials — 1.4%
50,117	DuPont de Nemours, Inc.	2,525,897
	Total Common Stocks	$179,532,843
	Short-Term Investment Fund — 0.1%
161,699	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	161,699
	Total Investment Securities—100.2% (Cost $118,849,348)	$179,694,542
	Liabilities in Excess of Other Assets — (0.2%)	(283,013)
	Net Assets — 100.0%	$179,411,529
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$179,532,843	$—	$—	$179,532,843
Short-Term Investment Fund	161,699	—	—	161,699
Total	$179,694,542	$—	$—	$179,694,542
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Industrials — 20.5%
6,327	ASGN, Inc.*	$ 571,771
13,909	Clean Harbors, Inc. *	1,529,712
6,538	Crane Holdings Co.	572,337
6,640	Curtiss-Wright Corp.	924,022
6,950	EMCOR Group, Inc.	802,586
7,679	ESCO Technologies, Inc.	563,946
22,100	Federal Signal Corp.	824,772
8,820	Forward Air Corp.	796,093
48,159	Great Lakes Dredge & Dock Corp.*	365,045
8,738	ITT, Inc.	570,941
6,220	John Bean Technologies Corp.	534,920
25,880	KBR, Inc.	1,118,534
4,673	Quanta Services, Inc.	595,293
5,677	Regal Rexnord Corp.	796,824
30,210	Zurn Elkay Water Solutions Corp.	740,145
		11,306,941
	Health Care — 19.7%
51,960	Allscripts Healthcare Solutions, Inc.*	791,351
5,700	Amedisys, Inc.*	551,703
23,297	Anika Therapeutics, Inc.*	554,468
1,816	Bio-Techne Corp.	515,744
1,320	Chemed Corp.	576,259
16,393	Encompass Health Corp.	741,455
9,730	Ensign Group, Inc. (The)	773,535
13,748	Globus Medical, Inc. - Class A*	818,968
11,666	Integra LifeSciences Holdings Corp.*	494,172
13,733	Merit Medical Systems, Inc.*	776,052
36,560	NextGen Healthcare, Inc.*	647,112
13,317	NuVasive, Inc.*	583,418
6,691	Omnicell, Inc.*	582,318
40,738	Premier, Inc. - Class A	1,382,648
14,730	Progyny, Inc.*	545,894
23,320	Vericel Corp.*	541,024
		10,876,121
	Consumer Discretionary — 16.8%
55,120	American Eagle Outfitters, Inc.†	536,318
17,992	Aritzia, Inc. (Canada)*	591,202
9,660	Fox Factory Holding Corp.*	763,913
26,346	Frontdoor, Inc.*	537,195
7,760	Grand Canyon Education, Inc.*	638,260
44,930	Leslie's, Inc.*†	660,920
23,561	Malibu Boats, Inc. - Class A*	1,130,692
7,330	Oxford Industries, Inc.	658,087
15,910	Skyline Champion Corp.*	841,162
39,072	Steven Madden Ltd.	1,042,050
9,058	Texas Roadhouse, Inc.	790,401
3,520	TopBuild Corp.*	580,026
24,488	Zumiez, Inc.*	527,227
		9,297,453
	Information Technology — 15.0%
9,562	Advanced Energy Industries, Inc.	740,195
46,280	Box, Inc. - Class A*	1,128,769
11,330	CommVault Systems, Inc.*	600,943
18,565	Digi International, Inc.*	641,792
4,067	ExlService Holdings, Inc.*	599,313
40,939	KnowBe4, Inc. - Class A*	851,941
10,137	MAXIMUS, Inc.	586,628
17,262	Onto Innovation, Inc.*	1,105,631
4,994	SPS Commerce, Inc.*	620,405
Shares		Market Value

	Information Technology — (Continued)
16,611	Verint Systems, Inc.*	$ 557,797
10,220	WNS Holdings Ltd. (India) ADR*	836,405
		8,269,819
	Financials — 12.3%
13,810	Banner Corp.	815,895
7,216	Evercore, Inc. - Class A	593,516
76,270	FNB Corp.	884,732
35,770	Home BancShares, Inc.	805,183
26,470	Pacific Premier Bancorp, Inc.	819,511
10,323	Pinnacle Financial Partners, Inc.	837,195
28,943	Webster Financial Corp.	1,308,223
11,197	Western Alliance Bancorp	736,091
		6,800,346
	Real Estate — 7.7%
12,190	Agree Realty Corp. REIT	823,800
58,605	Corporate Office Properties Trust REIT	1,361,394
27,710	Healthcare Realty Trust, Inc. REIT	577,754
43,030	Kite Realty Group Trust REIT	740,977
27,450	STAG Industrial, Inc. REIT	780,403
		4,284,328
	Materials — 4.3%
6,249	Ashland, Inc.	593,468
5,041	Eagle Materials, Inc.	540,294
29,471	Silgan Holdings, Inc.	1,238,961
		2,372,723
	Communication Services — 2.0%
38,404	Cargurus, Inc.*	544,184
8,089	Ziff Davis, Inc.*	553,935
		1,098,119
	Energy — 1.3%
37,890	ChampionX Corp.	741,507
	Total Common Stocks	$55,047,357
	Short-Term Investment Funds — 3.0%
378,946	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	378,946
1,296,285	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	1,296,285
	Total Short-Term Investment Funds	$1,675,231
	Total Investment Securities—102.6% (Cost $49,220,201)	$56,722,588
	Liabilities in Excess of Other Assets — (2.6%)	(1,427,544)
	Net Assets — 100.0%	$55,295,044
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $1,183,857.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$55,047,357	$—	$—	$55,047,357
Short-Term Investment Funds	1,675,231	—	—	1,675,231
Total	$56,722,588	$—	$—	$56,722,588
See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
September 30, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.